                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21193
                                  ---------------------------------------------

            First American Minnesota Municipal Income Fund II, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        800 Nicollet Mall, Minneapolis, MN                      55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

   Robert H. Nelson      800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   800-677-3863
                                                   ----------------------------

Date of fiscal year end:   January 31, 2004
                        --------------------------
Date of reporting period:  July 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN(TM) LOGO]


MINNESOTA MUNICIPAL
INCOME FUND II

MXN


JULY 31, 2003
SEMIANNUAL REPORT

[FIRST AMERICAN(TM) LOGO]


MINNESOTA MUNICIPAL
INCOME FUND II

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

                                TABLE OF CONTENTS

1     Financial Statements

4     Notes to Financial Statements

13    Schedule of Investments

18    Shareholder Update

            NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

ASSETS:
Investments in securities at market value* (note 2)                $  32,643,246
Accrued interest receivable                                              547,260
Other assets                                                             174,247
                                                                   -------------
   Total assets                                                       33,364,753
                                                                   -------------

LIABILITIES:
Preferred share dividends payable (note 3)                                 1,282
Accrued investment management fee (note 5)                                10,235
Accrued auction agent fee (note 5)                                           267
Accrued administrative fee (note 5)                                        5,849
                                                                   -------------
   Total liabilities                                                      17,633
                                                                   -------------
Preferred shares, at liquidation value                                13,000,000
                                                                   -------------
   Net assets applicable to outstanding common shares              $  20,347,120
                                                                   =============

NET ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES CONSIST OF:
Common shares and additional paid-in capital                       $  20,798,974
Undistributed net investment income                                       72,699
Accumulated net realized gain on investments                              31,062
Unrealized depreciation of investments                                  (555,615)
                                                                   -------------

   Net assets applicable to outstanding common shares              $  20,347,120
                                                                   =============

*Investments in securities at identified cost                      $  33,198,861
                                                                   =============

NET ASSET VALUE AND MARKET PRICE OF COMMON SHARES:
Net assets applicable to outstanding common shares                 $  20,347,120
Common shares outstanding (authorized 200 million shares
   of $0.01 par value)                                                 1,472,506
Net asset value per share                                          $       13.82
Market price per share                                             $       14.15

LIQUIDATION PREFERENCE OF PREFERRED SHARES (NOTE 3):
Preferred shares outstanding (authorized one million shares)                 520
Liquidation preference per share                                   $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

2003 SEMIANNUAL REPORT                        MINNESOTA MUNICIPAL INCOME FUND II

STATEMENT OF OPERATIONS  For the Six Months Ended July 31, 2003

INCOME:
Interest                                                           $     743,888
Dividends                                                                  1,889
Dividends from affiliated money market fund                                1,041
                                                                   -------------

   Total investment income                                               746,818
                                                                   -------------

EXPENSES (NOTE 5):
Investment management fee                                                 63,428
Administrative fee                                                        31,694
Auction agent fee                                                         12,953
Custodian fees                                                             2,377
Transfer agent fees                                                       15,830
Registration fees                                                          8,316
Reports to shareholders                                                   12,469
Directors' fees                                                            1,238
Audit and legal fees                                                       5,829
Professional fees                                                          3,342
Other expenses                                                             5,632
                                                                   -------------
   Total expenses                                                        163,108
                                                                   -------------
Less: waiver of expenses                                                  (7,964)
                                                                   -------------
   Total net expenses                                                    155,144
                                                                   -------------

   Net investment income                                                 591,674
                                                                   -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments in securities (note 4)                   13,251
Net change in unrealized appreciation or depreciation
   on investments                                                       (806,264)
                                                                   -------------

   Net loss on investments                                              (793,013)
                                                                   -------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS (NOTE 2):
From net investment income                                               (46,254)
                                                                   -------------

   Net decrease in net assets applicable to common shares
      resulting from operations                                    $    (247,593)
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED       PERIOD FROM
                                                                                  7/31/03      10/31/02* TO
                                                                                (UNAUDITED)      1/31/03
                                                                                -----------    ------------
OPERATIONS:
Net investment income                                                           $    591,674   $    210,154
Net realized gain on investments in securities                                        13,251         17,811
Net change in unrealized appreciation or depreciation of investments                (806,264)       250,649
Distributions to preferred shareholders (note 2):
   From net investment income                                                        (46,254)            --
                                                                                ------------   ------------
      Net increase (decrease) in net assets applicable to common shares
         resulting from operations                                                  (247,593)       478,614
                                                                                ------------   ------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS (NOTE 2):
From net investment income                                                          (585,321)       (97,554)
                                                                                ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from initial public offering of 1,350,000 common shares                          --     20,250,000
Proceeds from issuance of 115,839 common shares in connection with exercising an overallotment option granted to underwriters
   of the initial public offering                                                         --      1,737,585
Underwriting discounts and offering expenses associated with the
   issuance of preferred shares and common shares, respectively                     (255,000)    (1,033,616)
                                                                                ------------   ------------
   Increase (decrease) in net assets from capital share transactions                (255,000)    20,953,969
                                                                                ------------   ------------

         Total increase (decrease) in net assets applicable to common shares      (1,087,914)    21,335,029

Net assets applicable to common shares at beginning of period                     21,435,034        100,005
                                                                                ------------   ------------

Net assets applicable to common shares at end of period                         $ 20,347,120   $ 21,435,034
                                                                                ============   ============

Undistributed net investment income                                             $     72,699   $    112,600
                                                                                ============   ============

*Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION    First American Minnesota Municipal Income Fund II, Inc. (the
                    "Fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The Fund commenced operations on October 31, 2002. Prior to the commencement of operations, the Fund had no operations other than the issuance of 6,667 common shares for $100,005 to U.S.
                    Bancorp. The Fund invests in Minnesota municipal securities rated investment grade or unrated and deemed to be of comparable quality by the Fund's advisor at the time of purchase. The Fund's investments also may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the Fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the Fund did not make any such investments during the six months ended July 31, 2003. Fund shares are listed on the American Stock Exchange under the symbol MXN.

                    The Fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

(2) SUMMARY OF      SECURITY VALUATIONS
    SIGNIFICANT     Portfolio securities for which market quotations are readily
    ACCOUNTING      available are valued at current market value. If market
    POLICIES        quotations or valuations are not readily available, or if
                    such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale. As of July 31, 2003, the Fund had no fair-valued securities.

                    Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                    Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

                    SECURITIES TRANSACTIONS AND INVESTMENT INCOME
                    Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                    SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                    Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2003, the Fund had no outstanding when-issued or forward-commitments.

                    TAXES
                    FEDERAL
                    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                    Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                    The tax character of common and preferred share distributions paid during the six months ended July 31, 2003 and the period from October 31, 2002 (commencement of operations) to January 31, 2003 was as follows:

                                                                   7/31/03     1/31/03
                                                                  ---------   ---------
                    Distributions paid from tax exempt income     $ 631,575   $  97,554
                                                                  =========   =========

                    At January 31, 2003, the Fund's most recently completed fiscal year end, the components of accumulated earnings on a tax basis were as follows:

                    Undistributed tax exempt income                           $ 111,499
                    Undistributed ordinary income                                17,811
                    Unrealized appreciation                                     251,750
                                                                              ---------
                    Accumulated earnings                                      $ 381,060
                                                                              =========

                    STATE
                    Minnesota taxable net income is based generally on any federal taxable income. The portion of any tax-exempt dividends paid by the Fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

                    DISTRIBUTIONS TO SHAREHOLDERS
                    Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the Fund's dividend reinvestment plan, reinvested in additional common shares of the Fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

                    REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                    The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by the Fund's advisor.

                    USE OF ESTIMATES
                    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

                    OFFERING COSTS
                    U.S. Bancorp Asset Management, Inc. ("USBAM") has agreed to pay all common share offering costs (other than the sales load) that exceed $0.03 per common share. The Fund's share of common share offering costs ($44,175) were recorded as a reduction of the proceeds from the sale of common shares. Costs incurred in connection with its offering of preferred shares ($255,000) were recorded as a reduction in paid-in capital.

(3) PREFERRED       On March 10, 2003, the Fund issued 520 preferred shares at
    SHARES          $25,000 per share for $13,000,000. The net proceeds to the
                    Fund after expenses incurred in connection with the offering were $12,745,000. As of July 31, 2003, the Fund had 520 preferred shares outstanding. The dividend rate on the preferred shares is adjusted every seven days (on Fridays), at an auction conducted by Bank of New York, the auction agent. On July 31, 2003, the dividend rate was 0.90%.

(4) INVESTMENT      Cost of purchases and proceeds from sales of securities,
    SECURITY        other than temporary investments in short-term securities,
    TRANSACTIONS    for the six months ended July 31, 2003, aggregated
                    $17,829,114 and $5,671,167, respectively.

(5) EXPENSES        INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                    Pursuant to an investment advisory agreement (the
                    "Agreement"), USBAM, a subsidiary of U.S. Bank National
                    Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.40% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the
                    Fund). USBAM has contractually agreed to limit its fee to an annualized rate of 0.35% of average weekly net assets through October 31, 2007. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                    Pursuant to an administration agreement (the "Administration Agreement"), USBAM provides administrative services, including certain legal and shareholder services, to the Fund. Under the Administration Agreement, USBAM receives a monthly fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the Fund). For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various record-keeping services. Separate from the Administration Agreement, USBAM (from its own resources) has retained SEI Investments Inc. as a sub-administrator to perform net asset value calculations.

                    The Fund may invest in money market funds that are a series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those made by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                    AUCTION AGENT FEE
                    The Fund has entered into an auction agency agreement with Bank of New York (the "Auction Agent"). The auction agency agreement provides the Auction Agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the Fund's average amount of preferred shares outstanding. For its fee, the Auction Agent will act as agent of the Fund in conducting the auction of preferred shares at which the applicable dividend rate for each seven-day dividend period is determined.

                    OTHER FEES AND EXPENSES
                    In addition to the investment management, administrative, and auction agent fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

                    During the six months ended July 31, 2003, fees for custody services were paid to U.S. Bank.

(6) FINANCIAL       Per-share data for an outstanding common share throughout
    HIGHLIGHTS      each period and selected information for each period are as follows:

                                                                     SIX MONTHS
                                                                        ENDED          PERIOD FROM
                                                                       7/31/03         10/31/02* TO
                                                                     (UNAUDITED)        1/31/2003
                                                                     -----------       ------------
PER-SHARE DATA
Net asset value, common shares, beginning of period                  $     14.56       $      14.33
                                                                     -----------       ------------
Operations:
   Net investment income                                                    0.40               0.14
   Net realized and unrealized gains (losses) on investments               (0.54)              0.19
   Distributions to preferred shareholders:
      From net investment income                                           (0.03)                --
                                                                     -----------       ------------
         Total from operations                                             (0.17)              0.33
                                                                     -----------       ------------
Distributions to common shareholders:
   From net investment income                                              (0.40)             (0.07)
                                                                     -----------       ------------
Offering costs and underwriting discounts associated with the
   issuance of preferred shares and common shares, respectively      $     (0.17)      $      (0.03)
                                                                     -----------       ------------
Net asset value, common shares, end of period                        $     13.82       $      14.56
                                                                     ===========       ============
Market value, common shares, end of period                           $     14.15       $      14.80
                                                                     ===========       ============
SELECTED INFORMATION
Total return, common shares, net asset value (a)                           (2.33)%             2.07%
Total return, common shares, market value (b)                              (1.87)%            (0.90)%
Net assets applicable to common shares at end of
   period (in millions)                                              $        20       $         21
Ratio of expenses to average weekly net assets applicable
   to common shares before fee waivers (d)(e)                               1.02%              0.82%
Ratio of expenses to average weekly net assets applicable
   to common shares after fee waivers (d)(e)                                0.97%              0.77%
Ratio of net investment income to average weekly net assets
   applicable to common shares before fee waivers (d)(e)                    3.66%              3.95%
Ratio of net investment income to average weekly net assets
   applicable to common shares after fee waivers (d)(e)                     3.71%              4.00%
Portfolio turnover rate (excluding short-term securities)                     19%                20%
Preferred shares outstanding, end of period (in millions)            $        13       $         --
Asset coverage per preferred share (in thousands) (c)                $        64       $         --
Liquidation preference and market value per
   preferred share (in thousands)                                    $        25       $         --

*    COMMENCEMENT OF OPERATIONS.
(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) REPRESENTS NET ASSETS APPLICABLE TO COMMON SHARES PLUS PREFERRED SHARES AT LIQUIDATION VALUE DIVIDED BY PREFERRED SHARES OUTSTANDING.
(d) RATIOS DO NOT REFLECT THE EFFECT OF DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS; INCOME RATIOS REFLECT INCOME EARNED ON ASSETS ATTRIBUTABLE TO PREFERRED SHARES, WHERE APPLICABLE.
(e)  ANNUALIZED.

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                               JULY 31, 2003

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
------------------------------------------------------------------   -----------          ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET
  ASSETS APPLICABLE TO OUTSTANDING COMMON SHARES)

MUNICIPAL LONG-TERM SECURITIES (159.5%):
   AUTHORITY REVENUE (3.2%):
      St. Paul Port Authority Hotel Facility -- Radisson City
         Center (Callable 8/1/08 at 100),
            4.25%, 8/1/16                                            $   270,000          $    250,568
      St. Paul Port Authority Hotel Facility -- Radisson City
         Center (Callable 8/1/08 at 100),
            4.35%, 8/1/17                                                430,000               396,954
                                                                                          ------------
                                                                                               647,522
                                                                                          ------------

   EDUCATION REVENUE (15.4%):
      Higher Education Facility -- St. John's University
         (Callable 10/1/11 at 100),
            5.25%, 10/1/26                                               350,000               346,272
      Higher Education Facility -- St. Mary's College
         (Callable 10/1/03 at 101),
            6.10%, 10/1/16                                               500,000               505,535
      Higher Education Facility, St. Catherine's College
         (Callable 10/1/12 at 100),
            5.38%, 10/1/32                                             1,000,000               973,370
      Maplewood Education Facility -- Mounds Park Academy
         Project (Callable 9/1/03 at 102),
            7.00%, 9/1/23                                                300,000               305,967
      St. Paul Housing and Redevelopment Authority, St. Paul
         Academy and Summit School (Callable 10/1/09 at 100),
            5.50%, 10/1/24                                             1,000,000             1,011,900
                                                                                          ------------
                                                                                             3,143,044
                                                                                          ------------

   GENERAL OBLIGATIONS (41.4%):
      Anoka-Hennepin Independent School District
         (Callable 2/1/10 at 100),
            5.38%, 2/1/13                                                300,000               321,309
      Lakeville Independent School District (FGIC)
         (Callable 2/1/13 at 100),
            5.00%, 2/1/22                                              2,430,000 (b)         2,430,000
      Minneapolis Sports Arena Project
         (Callable 4/1/08 at 100),
            5.20%, 10/1/24                                               400,000               402,604
      Mounds View Independant School District,
            5.00%, 2/1/13                                              2,000,000             2,122,040

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
------------------------------------------------------------------   -----------          ------------
      Ramsey County General Obligation
         (Callable 1/1/12 at 100),
            4.75%, 1/1/24                                            $ 1,000,000          $    958,320
      Robbinsdale Independent School District (FSA)
         (Callable 2/1/12 at 100),
            5.00%, 2/1/21                                              1,000,000 (b)         1,004,120
      St. Michael Independent School District
         (Callable 2/1/09 at 100),
            4.88%, 2/1/18                                                695,000               701,172
      St. Peter General Obligation (MBIA)
         (Callable 9/1/10 at 100),
            5.00%, 9/1/24                                                500,000 (b)           494,840
                                                                                          ------------
                                                                                             8,434,405
                                                                                          ------------

   HEALTH CARE REVENUE (27.5%):
      Bemidji Health Care Facilities (RAAI)
         (Callable 9/1/12 at 100),
            5.00%, 9/1/31                                              1,000,000 (b)           969,160
      Cuyuna Range Hospital District
         (Callable 6/1/07 at 102),
            6.00%, 6/1/29                                                350,000               325,353
      Fairview Health Care
         (Callable 11/15/10 at 101),
            6.38%, 11/15/29                                              700,000               740,740
      Fergus Falls Health Care Facility -- Lake Region Hospital
         (Callable 12/1/05 at 102),
            6.50%, 12/1/25                                               500,000               505,570
      Fergus Falls Health Care Facility -- Lutheran Brethren
         Retirement Home (Callable 11/1/04 at 102),
            7.00%, 11/1/19                                               350,000               339,080
      Glencoe Health Care Facilities
         (Callable 4/1/11 at 101),
            7.50%, 4/1/31                                                400,000               404,868
      Golden Valley Health Care Facility, Covenant Retirement
         Communities (Callable 12/1/09 at 101),
            5.50%, 12/1/25                                               600,000               576,846
      Minneapolis Health Care Facility, Allina Health Systems
         (Callable 11/15/12 at 100),
            5.75%, 11/15/32                                              300,000               301,170
      Monticello, Big Lake Community Hospital District
         (Callable 12/1/12 at 100),
            6.20%, 12/1/22                                               400,000               401,488

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
------------------------------------------------------------------   -----------          ------------
      New Hope Housing and Health Care Facility -- Masonic
         Home North Ridge (Callable 3/1/09 at 102),
            5.75%, 3/1/15                                            $   400,000          $    394,236
      St. Paul Housing and Redevelopment Authority --
         Regions Hospital (Callable 5/15/09 at 100),
            5.25%, 5/15/18                                               500,000               479,555
      St. Paul Housing and Redevelopment Authority --
         Regions Hospital (Callable 5/15/09 at 100),
            5.30%, 5/15/28                                               170,000               156,621
                                                                                          ------------
                                                                                             5,594,687
                                                                                          ------------

   HOUSING REVENUE (21.5%):
      Eden Prairie Multifamily Housing (GNMA)
         (Callable 1/20/08 at 102),
            5.60%, 7/20/28                                               500,000 (b)           505,985
      Hopkins Multifamily Housing Project
         (Callable 4/1/07 at 102),
            6.25%, 4/1/15                                                500,000               518,740
      Minneapolis Multifamily Housing Project (GNMA)
         (Callable 5/20/13 at 102),
            5.00%, 5/20/36                                             1,190,000 (b)         1,174,792
      Southeastern Multi-County Housing and Redevelopment
         Authority (Callable 1/1/10 at 100),
            6.75%, 1/1/31                                                320,000               303,946
      Washington County Housing and Redevelopment Authority
         (Callable 10/1/12 at 100),
            4.70%, 10/1/26                                             2,000,000             1,879,440
                                                                                          ------------
                                                                                             4,382,903
                                                                                          ------------

   LEASING REVENUE (15.8%):
      Hopkins Housing and Redevelopment Authority (MBIA)
         (Callable 2/1/13 at 100),
            5.00%, 2/1/23                                              1,000,000 (b)           995,070
      Otter Tail County Housing and Redevelopment Authority
         (Callable 2/1/13 at 100),
            5.00%, 2/1/19                                                825,000               820,603
      St. Paul Port Authority Office Building Facility
         (Callable 12/1/12 at 100),
            5.25%, 12/1/27                                             1,000,000             1,013,750
      Washington County Housing and Redevelopment Authority
         (Callable 2/1/13 at 100),
            5.13%, 2/1/24                                                400,000               389,364
                                                                                          ------------
                                                                                             3,218,787
                                                                                          ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
------------------------------------------------------------------   -----------          ------------
   PUBLIC UTILITY DISTRICT REVENUE (3.9%):
      Shakopee Public Utilities Commission
         (AMBAC),
            5.00%, 8/1/16                                            $   760,000 (b)      $    785,293
                                                                                          ------------

   RECREATION AUTHORITY REVENUE (3.5%):
      Moorhead Golf Course
         (Callable 12/1/08 at 100),
            5.88%, 12/1/21                                               400,000               404,884
      St. Paul Port Authority Hotel Facility
         (Callable 8/1/08 at 103),
            7.38%, 8/1/29                                                300,000               305,190
                                                                                          ------------
                                                                                               710,074
                                                                                          ------------

   TRANSPORTATION REVENUE (16.1%):
      Minneapolis and St. Paul Metropolitan Airports
         Commission (FGIC),
            5.25%, 1/1/32                                                325,000 (b)           325,578
      Minneapolis and St. Paul Metropolitan Airports
         Commission (FGIC) (Callable 1/1/11 at 100),
            5.25%, 1/1/32                                              2,000,000 (b)         2,003,560
      Puerto Rico Commonwealth Highway Transportation
         Authority (Callable 7/1/13 at 100),
            5.00%, 7/1/35                                              1,000,000               946,660
                                                                                          ------------
                                                                                             3,275,798
                                                                                          ------------

   UTILITY REVENUE (11.2%):
      Chaska Electric Revenue
         (Callable 10/1/10 at 100),
            6.10%, 10/1/30                                             1,000,000             1,036,250
      Southern Minnesota Municipal Power Agency
         (AMBAC),
            5.25%, 1/1/15                                              1,000,000 (b)         1,083,080
      Southern Minnesota Municipal Power Agency (MBIA)
         (Prerefunded to 1/1/13, callable to 9/18/03 at 102),
            5.75%, 1/1/18                                                150,000 (b)(c)        153,440
                                                                                          ------------
                                                                                             2,272,770
                                                                                          ------------

         Total Municipal Long-Term Securities
           (cost: $33,020,898)                                                              32,465,283
                                                                                          ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PRINCIPAL             MARKET
DESCRIPTION OF SECURITY                                                 AMOUNT             VALUE (a)
------------------------------------------------------------------   -----------          ------------
   MONEY MARKET FUND (0.9%):
      Federated Minnesota Municipal Cash Trust
         (cost: $177,963)                                                177,963          $    177,963
                                                                                          ------------

         Total Investments in Securities (d)-- 160.4%
           (cost: $33,198,861)                                                            $ 32,643,246
                                                                                          ============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC-AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FGIC-FINANCIAL GUARANTY INSURANCE CORPORATION
     FSA-FINANCIAL SECURITY ASSURANCE
     GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     MBIA-MUNICIPAL BOND INSURANCE ASSOCIATION
     RAAI-RADIAN ASSET ASSURANCE, INC.
(c) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THE BOND MATURES AT THE DATE AND PRICE INDICATED.
(d)  AT JULY 31, 2003, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL
     INCOME TAX PURPOSES APPROXIMATED THE AMOUNT REPORTED FOR FINANCIAL REPORTING PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS
     FOLLOWS:

     GROSS UNREALIZED APPRECIATION                                                        $     67,627
     GROSS UNREALIZED DEPRECIATION                                                            (623,242)
                                                                                          ------------
     NET UNREALIZED DEPRECIATION                                                          $   (555,615)
                                                                                          ============

SHAREHOLDER UPDATE (Unaudited)


                    HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES
                    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS


VIRGINIA STRINGER
Chairperson of Minnesota Municipal Income Fund II
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III*
Director of Minnesota Municipal Income Fund II
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET*
Director of Minnesota Municipal Income Fund II
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of Minnesota Municipal Income Fund II
Vice President, Cargo-United Airlines

VICTORIA HERGET*
Director of Minnesota Municipal Income Fund II
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of Minnesota Municipal Income Fund II Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of Minnesota Municipal Income Fund II
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of Minnesota Municipal Income Fund II
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of Minnesota Municipal Income Fund II
Owner and President of Jim Wade Homes

*DID NOT SERVE AS DIRECTOR DURING THE PERIOD COVERED BY THIS REPORT.

[FIRST AMERICAN(TM) LOGO]


MINNESOTA MUNICIPAL INCOME FUND II
2003 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

[RECYCLED SYMBOL]

This document is printed on paper containing 10% postconsumer waste.

9/2003  0167-03  MXN-SAR

ITEM 2 - Code of Ethics

RESPONSE:  Not applicable to semi-annual report

ITEM 3 - Audit Committee Financial Expert
RESPONSE:  Not applicable to semi-annual report

ITEM 4 - Principal Accountant Fees and Services
RESPONSE:  Not applicable to semi-annual report

ITEM 5 - Audit Committee of Listed Registrants
RESPONSE:  Not applicable to semi-annual report

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
RESPONSE:  Not applicable to semi-annual report

ITEM 8 - Reserved

ITEM 9 - Controls and Procedures
RESPONSE:
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS
10(a) - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO)
RESPONSE: Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
    Thomas S. Schreier, Jr.
    President

Date: September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
    Thomas S. Schreier, Jr.
    President

Date: September 30, 2003

By   /s/ Robert H. Nelson
     ---------------------------
     Robert H. Nelson
     Treasurer

Date: September 30, 2003